SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Accounts Receivable from Customers Accounting for 10% Percent or More) (Details) (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Company A [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	22.00%	22.00%
Company B [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	11.00%